Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2021
Contract Asset/Liabilities [Line Items]
Contract with Customer, Prior Year Contract Revenues Recognized in Current Year [Table Text Block]
The following table reflects revenues recognized in the years ended December 31, 2021, 2020 and 2019, which were included in contract liabilities at December 31, 2020, 2019, and 2018, respectively:

2021
Exelon	$9
PHI	9
Pepco	7
DPL	1
ACE	1

Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Table Text Block]
The following table shows the amounts of future revenues expected to be recorded in each year for performance obligations that are unsatisfied or partially unsatisfied as of December 31, 2021. This disclosure only includes contracts for which the total consideration is fixed and determinable at contract inception. The average contract term varies by customer type and commodity but ranges from one month to several years.
This disclosure excludes the Utility Registrants' gas and electric tariff sales contracts and transmission revenue contracts as they generally have an original expected duration of one year or less and, therefore, do not contain any future, unsatisfied performance obligations to be included in this disclosure.

	2022	2023	2024	2025	2026 and thereafter	Total
Exelon	$8	$8	$6	$5	$82	$109
PHI	8	8	6	5	82	109
Pepco	6	6	5	5	65	87
DPL	1	1	—	—	9	11
ACE	1	1	1	—	8	11

Contract Liabilities [Member]
Contract Asset/Liabilities [Line Items]
Contract with Customer, Contract Asset, Contract Liability, and Receivable [Table Text Block]	The following table provides a rollforward of the contract liabilities reflected in Exelon's, PHI's, Pepco's, DPL's, and ACE'S Consolidated Balance Sheets. As of December 31, 2021, 2020, and 2019, ComEd's, PECO's, and BGE's contract liabilities were not material.

	Exelon	PHI	Pepco	DPL	ACE
Balance as of December 31, 2019	$—	$—	$—	$—	$—
Consideration received or due	122	122	98	12	12
Revenues recognized	(4)	(4)	(4)	—	—
Balance as of December 31, 2020	118	118	94	12	12
Revenues recognized	(9)	(9)	(7)	(1)	(1)
Balance as of December 31, 2021	$109	$109	$87	$11	$11